Commitments (Tables)	12 Months Ended
Jun. 30, 2020
Commitments [Abstract]
Schedule of gross sugarcane sales
	2020		2019		2018
	Number (tons)	Amount	Number (tons)	Amount	Number (tons)	Amount
Net revenue from sugarcane	840,625	82,763	761,996	73,480	842,960	81,375

Schedule of gross sugarcane sales to Partnership IV
	2020		2019		2018
	Quantity (Tons)	Amount	Quantity (Tons)	Amount	Quantity (Tons)	Amount
Gross sugarcane sales Partnership IV	1,221,728	110,179	1.019.232	86.996	838,501	56,848